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<FILENAME>bbk24f2.txt


UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.    Name and address of issuer:
      Bailard, Biehl & Kaiser Opportunity Fund Group, Inc.
      950 Tower Lane, Suite 1900
      Foster City, CA  94404

2.    Name of each series or class of funds for which this form is filed. (If the form is being filed for all series and classes of securities of the issues, check the box but do not list series
      or classes):                                                      [X]

3.    Investment Company Act File Number:                         811-06146
      Securities Act File Number:                                 002-63270

4(a). Last day of fiscal year for which this form is filed:
      September 30, 2004

4(b). [ ] Check box if this form is being filed late.

4(c). [ ] Check this box if this is the last time the issuer will be filing this form.

5.    Calculation of registration fee:
      (i)   Aggregate sale price of securities sold
            during the fiscal year pursuant to section
            24e-2:                                              $57,757,287

      (ii)  Aggregate price of securities redeemed or
            repurchased during the fiscal year:      $81,268,356

      (iii) Aggregate price of securities redeemed or
            repurchased during any prior fiscal year
            ending no earlier than October 11, 1995
            that were not previously used to reduce
            registration fees payable to the Commission:
                                                     $17,318,327

      (iv)  Total available redemption credits.
            [add Items 5(ii) and 5(iii)]:                      -$98,586,683

      (v)   Net Sales - If Item 5(i) is greater than
            Item 5(iv)[subtract Item 5(iv) from Item 5(i)]:
                                                                $         0

      (vi)  Redemption credits available for use in
            future years - If Item 5(i) is less than
            5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                    ($40,829,396)

      (vii) Multiplier for determining registration fee (See
            Instruction C.9):                                   x 0.0001267

      (viii)Registration fee due [multiply Item 5(v) by Item 5(vii)]
            (enter "0" if no fee is due):                    = $         0

6.    Prepaid Shares
      If the response to Item 5(i) was determined by deducting
      an amount of securities that were registered under the
      Securities Act of 1933 pursuant to rule 24e-2 as in
      effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted
      here:                                                             N/A

      If there is a number of shares or other units that were
      Registered pursuant to rule 24e-2 remaining unsold at the
      end of the fiscal year for which this form is filed that
      are available for use by the issuer in future fiscal years,
      then state that number here:                                      N/A

7.    Interest due-- if this Form is being filed more than
      90 days after the end of the issuer's fiscal year
      (see Instruction D):                                    = $         0

8.    Total of the amount of registration fee due plus any
      interest due [line 5(viii) plus line 7]                 = $         0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:
                        [ ]    Wire Transfer
                        [ ]    Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By /s/ Karen Cannell

Name:  Karen Cannell
Title: Funds Operations Analyst
Date:  December 28, 2004